Long-term Investments - Equity method investments (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating data:
Net income		$ 310,105	$ 357,495	$ 97,809
Net income attributable to the investee's shareholders		300,801	342,598	85,555
Balance sheet data:
Current assets		3,491,781	4,512,716
Current liabilities		968,136	1,797,345
Long-term liabilities		1,957,477	1,965,397
Non-controlling interests		51,012	50,153
Equity Method Investment
Operating data:
Revenue	$ 424,349	602,162	850,102	158,110
Gross profit	72,654	214,596	298,736	129,393
Income from operations	10,236	(32,243)	12,153	(195,636)
Net income	8,437	(69,772)	8,188	(200,042)
Net income attributable to the investee's shareholders	9,115	(66,188)	9,856	$ (200,042)
Balance sheet data:
Current assets	643,397	1,844,105	1,803,408
Non-current assets	110,370	2,770,050	2,568,567
Current liabilities	220,973	1,313,161	1,199,969
Long-term liabilities	5,881	6,132	16,879
Non-controlling interests	$ (3,641)	$ (3,641)	$ (4,849)